Investments and Derivative Instruments	12 Months Ended
Dec. 31, 2012
Investments and Derivative Instruments [Abstract]
Investments and Derivative Instruments
Investments and Derivative Instruments
Net Investment Income (Loss)

	For the years ended December 31,
(Before-tax)	2012	2011	2010
Fixed maturities [1]	1,953	1,927	1,967
Equity securities, AFS	11	10	14
Mortgage loans	248	206	199
Policy loans	116	128	129
Limited partnerships and other alternative investments	85	143	121
Other investments [2]	199	231	254
Investment expenses	(77)	(73)	(72)
Total securities AFS and other	2,535	2,572	2,612
Equity securities, trading	1	—	—
Total net investment income (loss)	2,536	$2,572	$2,612

[1]	Includes net investment income on short-term investments.

[2]	Includes income from derivatives that qualify for hedge accounting and hedge fixed maturities.
The net unrealized gain (loss) on equity securities, trading, included in net investment income during the years ended December 31, 2012, 2011 and 2010, was $0, $1 and $5, respectively, substantially all of which have corresponding amounts credited to policyholders. These amounts were not included in gross unrealized gains (losses).
Net Realized Capital Gains (Losses)

	For the years ended December 31,
(Before-tax)	2012	2011	2010
Gross gains on sales	$478	$400	$482
Gross losses on sales	(278)	(200)	(336)
Net OTTI losses recognized in earnings [1]	(255)	(125)	(336)
Valuation allowances on mortgage loans	4	25	(108)
Japanese fixed annuity contract hedges, net [2]	(36)	3	27
Periodic net coupon settlements on credit derivatives/Japan	(8)	—	(3)
Results of variable annuity hedge program
U.S. GMWB derivatives, net	519	(397)	89
U.S. macro hedge program	(340)	(216)	(445)
Total U.S. program	179	(613)	(356)
International Program	(1,145)	639	(1)
Total results of variable annuity hedge program	(966)	26	(357)
GMIB/GMAB/GMWB reinsurance	1,233	(326)	(769)
Coinsurance and modified coinsurance reinsurance contracts	(1,901)	375	292
Other, net [3]	248	(255)	195
Net realized capital (losses)	$(1,481)	$(77)	$(913)

[1]	Includes $173 of intent-to-sell impairments relating to the sale of the Retirement Plans and Individual Life businesses.

[2]
Relates to the Japanese fixed annuity products (adjustment of product liability for changes in spot currency exchange rates, related derivative hedging instruments, excluding net period coupon settlements, and Japan FVO securities).

[3]
Primarily consists of non-qualifying derivatives, transactional foreign currency re-valuation associated with the internal reinsurance of the Japan variable annuity business, which is offset in AOCI, and Japan 3Win related foreign currency swaps.

Net realized capital gains and losses from investment sales, after deducting the life and pension policyholders' share for certain products, are reported as a component of revenues and are determined on a specific identification basis. Gross gains and losses on sales and impairments previously reported as unrealized gains in AOCI were $(55), $75 and $(190) for the years ended December 31, 2012, 2011 and 2010, respectively.
 Sales of Available-for-Sale Securities

	For the years ended December 31,
	2012	2011	2010
Fixed maturities, AFS
Sale proceeds	$23,555	$19,861	$27,739
Gross gains	521	354	413
Gross losses	(270)	(205)	(299)
Equity securities, AFS
Sale proceeds	$133	$147	$171
Gross gains	15	50	12
Gross losses	(5)	—	(4)

Sales of AFS securities in 2012 were the result of the reinvestment into spread product well-positioned for modest economic growth, as well as the purposeful reduction of certain exposures.
Other-Than-Temporary Impairment Losses
The following table presents a roll-forward of the Company’s cumulative credit impairments on debt securities held as of December 31, 2012, 2011 and 2010.

	For the years ended December 31,
(Before-tax)	2012	2011	2010
Balance, beginning of period	$(1,319)	$(1,598)	$(1,632)
Additions for credit impairments recognized on [1]:
Securities not previously impaired	(27)	(41)	(181)
Securities previously impaired	(15)	(47)	(122)
Reductions for credit impairments previously recognized on:
Securities that matured or were sold during the period	543	358	314
Securities due to an increase in expected cash flows	5	9	23
Balance, end of period	$(813)	$(1,319)	$(1,598)

[1]	These additions are included in the net OTTI losses recognized in earnings in the Consolidated Statements of Operations.
 Available-for-Sale Securities
The following table presents the Company’s AFS securities by type.

	December 31, 2012					December 31, 2011
	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	Non-Credit OTTI [1]	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	Non-Credit OTTI [1]
ABS	$1,807	$38	$(172)	$1,673	$(4)	$2,361	$38	$(306)	$2,093	$(3)
CDOs [2]	2,236	61	(117)	2,160	(4)	2,055	15	(272)	1,798	(29)
CMBS	3,757	262	(107)	3,912	(7)	4,418	169	(318)	4,269	(19)
Corporate [2]	27,774	3,426	(221)	30,979	(19)	28,084	2,729	(539)	30,229	—
Foreign govt./govt. agencies	1,369	120	(29)	1,460	—	1,121	106	(3)	1,224	—
Municipal	1,808	204	(14)	1,998	—	1,504	104	(51)	1,557	—
RMBS	4,590	196	(115)	4,671	(28)	4,069	170	(416)	3,823	(97)
U.S. Treasuries	2,412	151	(12)	2,551	—	2,624	162	(1)	2,785	—
Total fixed maturities, AFS	45,753	4,458	(787)	49,404	(62)	46,236	3,493	(1,906)	47,778	(148)
Equity securities, AFS	408	28	(36)	400	—	443	21	(66)	398	—
Total AFS securities [3]	$46,161	$4,486	$(823)	$49,804	$(62)	$46,679	$3,514	$(1,972)	$48,176	$(148)

[1]
Represents the amount of cumulative non-credit OTTI losses recognized in OCI on securities that also had credit impairments. These losses are included in gross unrealized losses as of December 31, 2012 and 2011.

[2]
Gross unrealized gains (losses) exclude the fair value of bifurcated embedded derivative features of certain securities. Subsequent changes in value will be recorded in net realized capital gains (losses).

[3]
Includes fixed maturities, AFS and equity securities, AFS relating to the sales of the Retirement Plans and Individual Life businesses; see Note 2 - Business Dispositions of Notes to Consolidated Financial Statements for further discussion of this transaction.

The following table presents the Company’s fixed maturities, AFS, by contractual maturity year.

	December 31, 2012
Contractual Maturity	Amortized Cost	Fair Value
One year or less	$1,223	$1,233
Over one year through five years	9,425	9,941
Over five years through ten years	8,733	9,567
Over ten years	13,982	16,247
Subtotal	33,363	36,988
Mortgage-backed and asset-backed securities	12,390	12,416
Total fixed maturities, AFS [1]	$45,753	$49,404
[1] Includes fixed maturities, AFS relating to the sales of the Retirement Plans and Individual Life businesses; see Note 2 - Business Dispositions of Notes to Consolidated Financial Statements for further discussion of this transaction.
Estimated maturities may differ from contractual maturities due to security call or prepayment provisions. Due to the potential for variability in payment spreads (i.e. prepayments or extensions), mortgage-backed and asset-backed securities are not categorized by contractual maturity.
Concentration of Credit Risk
The Company aims to maintain a diversified investment portfolio including issuer, sector and geographic stratification, where applicable, and has established certain exposure limits, diversification standards and review procedures to mitigate credit risk.
As of December 31, 2012 and 2011, the Company was not exposed to any concentration of credit risk of a single issuer greater than 10% of the Company’s stockholders’ equity other than U.S. government and certain U.S. government agencies. As of December 31, 2012, other than U.S. government and certain U.S. government agencies, the Company’s three largest exposures by issuer were the Government of Japan, National Grid PLC and Berkshire Hathaway Inc. which each comprised less than 2.3% of total invested assets. As of December 31, 2011, other than U.S. government and certain U.S. government agencies, the Company’s three largest exposures by issuer were the Government of Japan, the Government of the United Kingdom and AT&T Inc. which each comprised less than 1.2% of total invested assets.
The Company’s three largest exposures by sector as of December 31, 2012 were utilities, financial services, and consumer non-cyclical which comprised approximately 10%, 8% and 8%, respectively, of total invested assets. The Company’s three largest exposures by sector as of December 31, 2011 were commercial real estate, U.S. Treasuries and utilities which comprised approximately 14%, 9% and 9%, respectively, of total invested assets.
Security Unrealized Loss Aging
The following tables present the Company’s unrealized loss aging for AFS securities by type and length of time the security was in a continuous unrealized loss position.

	December 31, 2012
	Less Than 12 Months			12 Months or More			Total
	Amortized Cost	Fair Value	Unrealized Losses	Amortized Cost	Fair Value	Unrealized Losses	Amortized Cost	Fair Value	Unrealized Losses
ABS	$77	$76	$(1)	$787	$616	$(171)	$864	$692	$(172)
CDOs [1]	5	5	—	1,640	1,515	(117)	1,645	1,520	(117)
CMBS	192	179	(13)	795	701	(94)	987	880	(107)
Corporate	614	578	(36)	1,339	1,154	(185)	1,953	1,732	(221)
Foreign govt./govt. agencies	318	290	(28)	7	6	(1)	325	296	(29)
Municipal	65	62	(3)	98	87	(11)	163	149	(14)
RMBS	322	321	(1)	750	636	(114)	1,072	957	(115)
U.S. Treasuries	384	372	(12)	—	—	—	384	372	(12)
Total fixed maturities	1,977	1,883	(94)	5,416	4,715	(693)	7,393	6,598	(787)
Equity securities	9	9	—	172	136	(36)	181	145	(36)
Total securities in an unrealized loss	$1,986	$1,892	$(94)	$5,588	$4,851	$(729)	$7,574	$6,743	$(823)

	December 31, 2011
	Less Than 12 Months			12 Months or More			Total
	Amortized Cost	Fair Value	Unrealized Losses	Amortized Cost	Fair Value	Unrealized Losses	Amortized Cost	Fair Value	Unrealized Losses
ABS	$420	$385	$(35)	$1,002	$731	$(271)	$1,422	$1,116	$(306)
CDOs [1]	80	58	(22)	1,956	1,706	(250)	2,036	1,764	(272)
CMBS	911	830	(81)	1,303	1,066	(237)	2,214	1,896	(318)
Corporate [1]	2,942	2,823	(119)	2,353	1,889	(420)	5,295	4,712	(539)
Foreign govt./govt. agencies	24	23	(1)	40	38	(2)	64	61	(3)
Municipal	202	199	(3)	348	300	(48)	550	499	(51)
RMBS	355	271	(84)	1,060	728	(332)	1,415	999	(416)
U.S. Treasuries	185	184	(1)	—	—	—	185	184	(1)
Total fixed maturities	5,119	4,773	(346)	8,062	6,458	(1,560)	13,181	11,231	(1,906)
Equity securities	115	90	(25)	104	63	(41)	219	153	(66)
Total securities in an unrealized loss	$5,234	$4,863	$(371)	$8,166	$6,521	$(1,601)	$13,400	$11,384	$(1,972)

[1]	Unrealized losses exclude the fair value of bifurcated embedded derivative features of certain securities. Subsequent changes in value will be recorded in net realized capital gains (losses).
As of December 31, 2012, AFS securities in an unrealized loss position, comprised of 1,244 securities, primarily related to corporate securities primarily within the financial services sector, CMBS, RMBS, ABS and CDOs. which have experienced significant price deterioration. As of December 31, 2012, 83% of these securities were depressed less than 20% of cost or amortized cost. The decline in unrealized losses during 2012 was primarily attributable to credit spreads tightening and a decline in interest rates.
Most of the securities depressed for twelve months or more relate to structured securities with exposure to commercial and residential real estate, ABS backed by student loans, as well as certain floating rate corporate securities or those securities with greater than 10 years to maturity, concentrated in the financial services sector. Current market spreads continue to be significantly wider for structured securities with exposure to commercial and residential real estate, as compared to spreads at the security’s respective purchase date, largely due to the economic and market uncertainties regarding future performance of commercial and residential real estate. In addition, the majority of securities have a floating-rate coupon referenced to a market index where rates have declined substantially. The Company neither has an intention to sell nor does it expect to be required to sell the securities outlined above.
Mortgage Loans

	December 31, 2012			December 31, 2011
	Amortized Cost [1]	Valuation Allowance	Carrying Value	Amortized Cost [1]	Valuation Allowance	Carrying Value
Commercial	$4,949	$(14)	$4,935	$4,205	$(23)	$4,182
Total mortgage loans [2]	$4,949	$(14)	$4,935	$4,205	$(23)	$4,182

[1]	Amortized cost represents carrying value prior to valuation allowances, if any.

[2]
Includes commercial mortgage loans relating to the sales of the Retirement Plans and Individual Life businesses; see Note 2 - Business Dispositions of Notes to Consolidated Financial Statements for further discussion of this transaction.

As of December 31, 2012 and 2011, the carrying value of mortgage loans associated with the valuation allowance was $189 and $347, respectively. Included in the table above are mortgage loans held-for-sale with a carrying value and valuation allowance of $47 and $3, respectively, as of December 31, 2012 and $57 and $4, respectively, as of December 31, 2011. The carrying value of these loans is included in mortgage loans in the Company’s Consolidated Balance Sheets. As of December 31, 2012, loans within the Company’s mortgage loan portfolio that have had extensions or restructurings other than what is allowable under the original terms of the contract are immaterial.
The following table presents the activity within the Company’s valuation allowance for mortgage loans. These loans have been evaluated both individually and collectively for impairment. Loans evaluated collectively for impairment are immaterial.

	For the years ended December 31,
	2012	2011	2010
Balance as of January 1	$(23)	$(62)	$(260)
(Additions)/Reversals	4	25	(108)
Deductions	5	14	306
Balance as of December 31	$(14)	$(23)	$(62)

The current weighted-average LTV ratio of the Company’s commercial mortgage loan portfolio was 61% as of December 31, 2012, while the weighted-average LTV ratio at origination of these loans was 63%. LTV ratios compare the loan amount to the value of the underlying property collateralizing the loan. The loan values are updated no less than annually through property level reviews of the portfolio. Factors considered in the property valuation include, but are not limited to, actual and expected property cash flows, geographic market data and capitalization rates. DSCRs compare a property’s net operating income to the borrower’s principal and interest payments. The current weighted average DSCR of the Company’s commercial mortgage loan portfolio was 2.34x as of December 31, 2012. The Company held only one delinquent commercial mortgage loan past due by 90 days or more with a carrying value and valuation allowance of $32 and $0, respectively, as of December 31, 2012 and is not accruing income.
The following table presents the carrying value of the Company’s commercial mortgage loans by LTV and DSCR.

Commercial Mortgage Loans Credit Quality
	December 31, 2012		December 31, 2011
Loan-to-value	Carrying Value	Avg. Debt-Service Coverage Ratio	Carrying Value	Avg. Debt-Service Coverage Ratio
Greater than 80%	$137	0.89x	$422	1.67x
65% - 80%	1,717	2.27x	1,779	1.57x
Less than 65%	3,081	2.44x	1,981	2.45x
Total commercial mortgage loans	$4,935	2.34x	$4,182	1.99x

The following tables present the carrying value of the Company’s mortgage loans by region and property type.

Mortgage Loans by Region
	December 31, 2012		December 31, 2011
	Carrying Value	Percent of Total	Carrying Value	Percent of Total
East North Central	$97	2.0%	$59	1.4%
Middle Atlantic	370	7.5%	401	9.6%
Mountain	62	1.3%	61	1.5%
New England	231	4.7%	202	4.8%
Pacific	1,504	30.5%	1,268	30.3%
South Atlantic	1,012	20.5%	810	19.4%
West North Central	16	0.3%	16	0.4%
West South Central	234	4.7%	115	2.7%
Other [1]	1,409	28.5%	1,250	29.9%
Total mortgage loans	$4,935	100.0%	$4,182	100.0%

[1]	Primarily represents loans collateralized by multiple properties in various regions.

Mortgage Loans by Property Type
	December 31, 2012		December 31, 2011
	Carrying Value	Percent of Total	Carrying Value	Percent of Total
Commercial
Agricultural	$109	2.2%	$127	3.0%
Industrial	1,519	30.8%	1,262	30.1%
Lodging	81	1.6%	84	2.0%
Multifamily	869	17.6%	734	17.6%
Office	1,120	22.7%	836	20.0%
Retail	1,047	21.2%	918	22.0%
Other	190	3.9%	221	5.3%
Total mortgage loans	$4,935	100.0%	$4,182	100.0%

Variable Interest Entities
The Company is involved with various special purpose entities and other entities that are deemed to be VIEs primarily as a collateral manager and as an investor through normal investment activities, as well as a means of accessing capital. A VIE is an entity that either has investors that lack certain essential characteristics of a controlling financial interest or lacks sufficient funds to finance its own activities without financial support provided by other entities.
The Company performs ongoing qualitative assessments of its VIEs to determine whether the Company has a controlling financial interest in the VIE and therefore is the primary beneficiary. The Company is deemed to have a controlling financial interest when it has both the ability to direct the activities that most significantly impact the economic performance of the VIE and the obligation to absorb losses or right to receive benefits from the VIE that could potentially be significant to the VIE. Based on the Company’s assessment, if it determines it is the primary beneficiary, the Company consolidates the VIE in the Company’s Consolidated Financial Statements.
Consolidated VIEs
The following table presents the carrying value of assets and liabilities, and the maximum exposure to loss relating to the VIEs for which the Company is the primary beneficiary. Creditors have no recourse against the Company in the event of default by these VIEs nor does the Company have any implied or unfunded commitments to these VIEs. The Company’s financial or other support provided to these VIEs is limited to its investment management services and original investment.

	December 31, 2012			December 31, 2011
	Total Assets	Total Liabilities [1]	Maximum Exposure to Loss [2]	Total Assets	Total Liabilities [1]	Maximum Exposure to Loss [2]
CDOs [3]	$89	$88	$7	$491	$474	$25
Investment funds [4]	132	20	110	—	—	—
Limited partnerships	6	3	3	7	3	4
Total	$227	$111	$120	$498	$477	$29

[1]	Included in other liabilities in the Company’s Consolidated Balance Sheets.

[2]
The maximum exposure to loss represents the maximum loss amount that the Company could recognize as a reduction in net investment income or as a realized capital loss and is the cost basis of the Company’s investment.

[3]	Total assets included in fixed maturities, AFS in the Company’s Consolidated Balance Sheets.

[4]	Total assets included in fixed maturities, FVO in the Company's Consolidated Balances Sheets.

CDOs represent structured investment vehicles for which the Company has a controlling financial interest as it provides collateral management services, earns a fee for those services and also holds investments in the securities issued by these vehicles. Investment funds represents wholly-owned fixed income funds established in 2012 for which the Company has exclusive management and control including management of investment securities which is the activity that most significantly impacts its economic performance. Limited partnerships represent one hedge fund for which the Company holds a majority interest in the fund as an investment.
In 2012, the Company disposed of substantially all of its interest in a consolidated VIE. Upon disposition, the Company determined that it was no longer the primary beneficiary of the VIE. Therefore, the investment was deconsolidated as of the disposition date in the fourth quarter of 2012. The deconsolidation of the VIE resulted in a decrease in assets of $344, liabilities of $319, and a maximum exposure to loss of $6 at the time of disposal. The deconsolidation did not have a significant impact on the Company's results from operations.
Non-Consolidated VIEs
The Company does not hold any investments issued by VIEs for which the Company is not the primary beneficiary as of December 31, 2012 and 2011. In addition, the Company, through normal investment activities, makes passive investments in structured securities issued by VIEs for which the Company is not the manager which are included in ABS, CDOs, CMBS and RMBS in the Available-for-Sale Securities table and fixed maturities, FVO, in the Company’s Consolidated Balance Sheets. The Company has not provided financial or other support with respect to these investments other than its original investment. For these investments, the Company determined it is not the primary beneficiary due to the relative size of the Company’s investment in comparison to the principal amount of the structured securities issued by the VIEs, the level of credit subordination which reduces the Company’s obligation to absorb losses or right to receive benefits and the Company’s inability to direct the activities that most significantly impact the economic performance of the VIEs. The Company’s maximum exposure to loss on these investments is limited to the amount of the Company’s investment.
Equity Method Investments
The Company has investments in limited partnerships and other alternative investments which include hedge funds, mortgage and real estate funds, mezzanine debt funds, and private equity and other funds (collectively, “limited partnerships”). These investments are accounted for under the equity method and the Company’s maximum exposure to loss as of December 31, 2012 is limited to the total carrying value of $1.4 billion. In addition, the Company has outstanding commitments totaling approximately $269, to fund limited partnership and other alternative investments as of December 31, 2012. The Company’s investments in limited partnerships are generally of a passive nature in that the Company does not take an active role in the management of the limited partnerships. In 2012, aggregate investment income (losses) from limited partnerships and other alternative investments exceeded 10% of the Company’s pre-tax consolidated net income. Accordingly, the Company is disclosing aggregated summarized financial data for the Company’s limited partnership investments. This aggregated summarized financial data does not represent the Company’s proportionate share of limited partnership assets or earnings. Aggregate total assets of the limited partnerships in which the Company invested totaled $75.3 billion and $75.7 billion as of December 31, 2012 and 2011, respectively. Aggregate total liabilities of the limited partnerships in which the Company invested totaled $9.6 billion and $13.8 billion as of December 31, 2012 and 2011, respectively. Aggregate net investment income (loss) of the limited partnerships in which the Company invested totaled $0.9 billion, $1.2 billion and $927 for the periods ended December 31, 2012, 2011 and 2010, respectively. Aggregate net income (loss) of the limited partnerships in which the Company invested totaled $6.5 billion, $8.1 billion, and $9.7 billion for the periods ended December 31, 2012, 2011 and 2010, respectively. As of, and for the period ended, December 31, 2012, the aggregated summarized financial data reflects the latest available financial information.
Repurchase Agreements and Dollar Roll Agreements
The Company enters into repurchase agreements and dollar roll transactions to earn incremental income. A repurchase agreement is a transaction in which one party (transferor) agrees to sell securities to another party (transferee) in return for cash (or securities), with a simultaneous agreement to repurchase the same securities at a specified price at a later date. A dollar roll is a type of repurchase transaction where a mortgage backed security is sold with an agreement to repurchase substantially the same security at specified time in the future. These transactions are generally short-term in nature, and therefore, the carrying amounts of these instruments approximate fair value.
As part of repurchase agreements and dollar roll transactions, the Company transfers U.S. government and government agency securities and receives cash. For the repurchase agreements, the Company obtains collateral in an amount equal to at least 95% of the fair value of the securities transferred, and the agreements with third parties contain contractual provisions to allow for additional collateral to be obtained when necessary. The cash received from the repurchase program is typically invested in short-term investments or fixed maturities. The Company accounts for the repurchase agreements and dollar roll transactions as collateralized borrowings. The securities transferred under repurchase agreements and dollar roll transactions are included in fixed maturities, available-for-sale with the obligation to repurchase those securities recorded in Other Liabilities on the Company's Consolidated Balance Sheets. The fair value of the securities transferred was $1.6 billion with a corresponding agreement to repurchase $1.6 billion as of December 31, 2012. Securities sold under agreement to repurchase were $1.6 billion as of December 31, 2012.
The Company's repurchase agreements include master netting provisions that provide the counterparties the right to set off claims and apply securities held by them in respect of their obligations in the event of a default. The Company reported a gross amount of recognized liabilities of $923 in other liabilities on the Condensed Consolidated Balance sheet as of December 31, 2012. This amount represents the Company's obligations to repurchase securities under master netting agreements. The Company reported financial collateral pledged of $923 in fixed maturities, AFS on the Condensed Consolidated Balance sheet as of December 31, 2012. The fixed maturities are predominantly U.S. government/government agency securities and are disallowed for offsetting under U.S. GAAP.
Derivative Instruments
The Company utilizes a variety of over-the-counter and exchange traded derivative instruments as a part of its overall risk management strategy, as well as to enter into replication transactions. Derivative instruments are used to manage risk associated with interest rate, equity market, credit spread, issuer default, price, and currency exchange rate risk or volatility. Replication transactions are used as an economical means to synthetically replicate the characteristics and performance of assets that would be permissible investments under the Company's investment policies. The Company also purchases and issues financial instruments and products that either are accounted for as free-standing derivatives, such as certain reinsurance contracts, or may contain features that are deemed to be embedded derivative instruments, such as the GMWB rider included with certain variable annuity products.
Strategies that qualify for hedge accounting
Certain derivatives the Company enters into satisfy the hedge accounting requirements as outlined in Note 1 - Basis of Presentation and Significant Accounting Policies of Notes to Consolidated Financial Statements. Typically, these hedge relationships include interest rate and foreign currency swaps where the terms or expected cash flows of the securities closely match the “pay” leg terms of the swap. The swaps are typically used to manage interest rate duration of certain fixed maturity securities, or liability contracts, or convert securities ,or liabilities denominated in a foreign currency to US dollars. The hedge strategies by hedge accounting designation include:
Cash flow hedges
Interest rate swaps are predominantly used to manage portfolio duration and better match cash receipts from assets with cash disbursements required to fund liabilities. These derivatives convert interest receipts on floating-rate fixed maturity securities or interest payments on floating-rate guaranteed investment contracts to fixed rates. The Company also enters into forward starting swap agreements primarily to hedge interest rate risk inherent in the assumptions used to price certain liabilities.
Foreign currency swaps are used to convert foreign currency-denominated cash flows related to certain investment receipts and liability payments to U.S. dollars in order to reduce cash flow fluctuations due to changes in currency rates.
Fair value hedges
Interest rate swaps are used to hedge the changes in fair value of certain fixed rate liabilities and fixed maturity securities due to fluctuations in interest rates. Foreign currency swaps are used to hedge the changes in fair value of certain foreign currency-denominated fixed rate liabilities due to changes in foreign currency rates by swapping the fixed foreign payments to floating rate U.S. dollar denominated payments.
Non-qualifying strategies
Derivative relationships that do not qualify for hedge accounting or “non-qualifying strategies” primarily include the hedge programs for our U.S. and international variable annuity products, as well as the hedging and replication strategies through the use of credit default swaps. In addition, hedges of interest rate and foreign currency risk of certain fixed maturities and liabilities do not qualify for hedge accounting. These non-qualifying strategies include:
Interest rate swaps, swaptions, caps, floors, and futures
The Company uses interest rate swaps, swaptions, caps, floors, and futures to manage duration between assets and liabilities in certain investment portfolios. In addition, the Company enters into interest rate swaps to terminate existing swaps, thereby offsetting the changes in value of the original swap. As of December 31, 2012 and 2011, the notional amount of interest rate swaps in offsetting relationships was $5.1 billion.
Foreign currency swaps and forwards
The Company enters into foreign currency swaps and forwards to convert the foreign currency exposures of certain foreign currency-denominated fixed maturity investments to U.S. dollars.
Japan 3Win foreign currency swaps
Prior to the second quarter of 2009, the Company offered a yen denominated fixed annuity product through a wholly-owned Japanese subsidiary and reinsured to a wholly-owned U.S. subsidiary. The U.S. subsidiary invests in U.S. dollar denominated securities to support the yen denominated fixed liability payments and entered into currency rate swaps to hedge the foreign currency exchange rate and yen interest rate exposures that exist as a result of U.S. dollar assets backing the yen denominated liability.
Japanese fixed annuity hedging instruments
Prior to the second quarter of 2009, the Company offered a yen denominated fixed annuity product through a wholly-owned Japanese subsidiary and reinsured to a wholly-owned U.S. subsidiary. The U.S. subsidiary invests in U.S. dollar denominated securities to support the yen denominated fixed liability payments and entered into currency rate swaps to hedge the foreign currency exchange rate and yen interest rate exposures that exist as a result of U.S. dollar assets backing the yen denominated liability.
Credit derivatives
Credit default swaps are used to purchase credit protection on an individual entity or referenced index to economically hedge against default risk and credit-related changes in value on fixed maturity securities. Credit default swaps are also used to assume credit risk related to an individual entity, referenced index, or asset pool, as a part of replication transactions. These contracts require the Company to pay or receive a periodic fee in exchange for compensation from the counterparty should the referenced security issuers experience a credit event, as defined in the contract. The Company is also exposed to credit risk related to credit derivatives embedded within certain fixed maturity securities. These securities are primarily comprised of structured securities that contain credit derivatives that reference a standard index of corporate securities. In addition, the Company enters into credit default swaps to terminate existing credit default swaps, thereby offsetting the changes in value of the original swap going forward.
Equity index swaps and options
The Company formerly offered certain equity indexed products, which may contain an embedded derivative that requires bifurcation. The Company enters into S&P index swaps and options to economically hedge the equity volatility risk associated with these embedded derivatives. The Company also enters into equity index options and futures with the purpose of hedging the impact of an adverse equity market environment on the investment portfolio.
U.S GMWB derivatives, net
The Company formerly offered certain variable annuity products with GMWB riders in the U.S. The GMWB product is a bifurcated embedded derivative (“U.S. GMWB product derivative”) that has a notional value equal to the GRB. The Company uses reinsurance contracts to transfer a portion of its risk of loss due to U.S GMWB. The reinsurance contracts covering U.S. GMWB (“U.S. GMWB reinsurance contracts”) are accounted for as free-standing derivatives with a notional amount equal to the GRB amount.
The Company utilizes derivatives (“ U.S. GMWB hedging derivatives”) as part of an actively managed program designed to hedge a portion of the capital market risk exposures of the un-reinsured GMWB due to changes in interest rates, equity market levels, and equity volatility. These derivatives include customized swaps, interest rate swaps and futures, and equity swaps, options, and futures, on certain indices including the S&P 500 index, EAFE index, and NASDAQ index. The following table represents notional and fair value for U.S. GMWB hedging instruments.

	Notional Amount		Fair Value
	December 31, 2012	December 31, 2011	December 31, 2012	December 31, 2011
Customized swaps	$7,787	$8,389	$238	$385
Equity swaps, options, and futures	5,130	5,320	267	498
Interest rate swaps and futures	5,705	2,697	67	11
Total	$18,622	$16,406	$572	$894

U.S. macro hedge program
The Company utilizes equity options and futures contracts to partially hedge against a decline in the equity markets and the resulting statutory surplus and capital impact primarily arising from GMDB and GMWB obligations. The following table represents notional and fair value for the U.S. macro hedge program.

	Notional Amount		Fair Value
	December 31, 2012	December 31, 2011	December 31, 2012	December 31, 2011
Equity futures	$—	$59	$—	$—
Equity options	7,442	6,760	286	357
Total	$7,442	$6,819	$286	$357

International program
The Company formerly offered certain variable annuity products in the U.K. and Japan with GMWB or GMAB riders, which are bifurcated embedded derivatives (“International program product derivatives”). The GMWB provides the policyholder with a GRB if the account value is reduced to zero through a combination of market declines and withdrawals. The GRB is generally equal to premiums less withdrawals. Certain contract provisions can increase the GRB at contract holder election or after the passage of time. The GMAB provides the policyholder with their initial deposit in a lump sum after a specified waiting period. The notional amount of the International program product derivatives are the foreign currency denominated GRBs converted to U.S. dollars at the current foreign spot exchange rate as of the reporting period date.
The Company enters into derivative contracts (“International program hedging instruments”) to hedge a portion of the capital market risk exposures associated with the guaranteed benefits associated with the international variable annuity contracts. The hedging derivatives are comprised of equity futures, options, and swaps and currency forwards and options to partially hedge against a decline in the debt and equity markets or changes in foreign currency exchange rates and the resulting statutory surplus and capital impact primarily arising from GMDB, GMIB and GMWB obligations issued in the U.K. and Japan. The Company also enters into foreign currency denominated interest rate swaps and swaptions to hedge the interest rate exposure related to the potential annuitization of certain benefit obligations. The following table represents notional and fair value for the international program hedging instruments.

	Notional Amount		Fair Value
	December 31, 2012	December 31, 2011	December 31, 2012	December 31, 2011
Credit derivatives	350	—	28	—
Currency forwards [1]	9,327	8,622	(87)	446
Currency options	9,710	7,038	(49)	72
Equity futures	1,206	2,691	—	—
Equity options	2,621	1,120	(105)	(3)
Equity swaps	2,683	392	(12)	(8)
Customized swaps	899	—	(11)	—
Interest rate futures	634	739	—	—
Interest rate swaps and swaptions	21,018	8,117	131	35
Total	$48,448	$28,719	$(105)	$542

[1]
 As of December 31, 2012 and 2011 net notional amounts are $0.1 billion and $7.2 billion, respectively, which include $4.7 billion and $7.9 billion, respectively, related to long positions and $4.6 billion and $0.7 billion, respectively, related to short positions.

GMAB, GMWB and GMIB reinsurance contracts
The Company reinsured the GMAB, GMWB, and GMIB embedded derivatives for host variable annuity contracts written by HLIKK. The reinsurance contracts are accounted for as free-standing derivative contracts. The notional amount of the reinsurance contracts is the yen denominated GRB balance value converted at the period-end yen to U.S. dollar foreign spot exchange rate. For further information on this transaction, refer to Note 16 - Transactions with Affiliates of Notes to Consolidated Financial Statements.
Coinsurance and modified coinsurance reinsurance contracts
During 2010, a subsidiary entered into a coinsurance with funds withheld and modified coinsurance reinsurance agreement with an affiliated captive reinsurer, which creates an embedded derivative. In addition, provisions of this agreement include reinsurance to cede a portion of direct written U.S. GMWB riders, which is accounted for as an embedded derivative. Additional provisions of this agreement cede variable annuity contract GMAB, GMWB and GMIB riders reinsured by the Company that have been assumed from HLIKK and is accounted for as a free-standing derivative. For further information on this transaction, refer to Note 16 - Transactions with Affiliates of Notes to Consolidated Financial Statements.
Derivative Balance Sheet Classification
The table below summarizes the balance sheet classification of the Company’s derivative related fair value amounts, as well as the gross asset and liability fair value amounts. The fair value amounts presented do not include income accruals or cash collateral held amounts, which are netted with derivative fair value amounts to determine balance sheet presentation. Derivatives in the Company’s separate accounts are not included because the associated gains and losses accrue directly to policyholders. The Company’s derivative instruments are held for risk management purposes, unless otherwise noted in the table below. The notional amount of derivative contracts represents the basis upon which pay or receive amounts are calculated and is presented in the table to quantify the volume of the Company’s derivative activity. Notional amounts are not necessarily reflective of credit risk.

	Net Derivatives				Asset Derivatives		Liability Derivatives
	Notional Amount		Fair Value		Fair Value		Fair Value
Hedge Designation/ Derivative Type	Dec 31, 2012	Dec 31, 2011	Dec 31, 2012	Dec 31, 2011	Dec 31, 2012	Dec 31, 2011	Dec 31, 2012	Dec 31, 2011
Cash flow hedges
Interest rate swaps	$3,863	$6,339	$167	$276	$167	$276	$—	$—
Foreign currency swaps	163	229	(17)	(5)	3	17	(20)	(22)
Total cash flow hedges	4,026	6,568	150	271	170	293	(20)	(22)
Fair value hedges
Interest rate swaps	753	1,007	(55)	(78)	—	—	(55)	(78)
Foreign currency swaps	40	677	16	(39)	16	64	—	(103)
Total fair value hedges	793	1,684	(39)	(117)	16	64	(55)	(181)
Non-qualifying strategies
Interest rate contracts
Interest rate swaps, swaptions, caps, floors, and futures	13,432	6,252	(363)	(435)	436	417	(799)	(852)
Foreign exchange contracts
Foreign currency swaps and forwards	182	208	(9)	(10)	5	3	(14)	(13)
Japan 3Win foreign currency swaps	1,816	2,054	(127)	184	—	184	(127)	—
Japanese fixed annuity hedging instruments	1,652	1,945	224	514	228	540	(4)	(26)
Credit contracts
Credit derivatives that purchase credit protection	1,539	1,134	(5)	23	3	35	(8)	(12)
Credit derivatives that assume credit risk [1]	1,981	2,212	(8)	(545)	17	2	(25)	(547)
Credit derivatives in offsetting positions	5,341	5,020	(22)	(43)	56	101	(78)	(144)
Equity contracts
Equity index swaps and options	791	1,433	35	23	45	36	(10)	(13)
Variable annuity hedge program
U.S. GMWB product derivative [2]	28,868	34,569	(1,249)	(2,538)	—	—	(1,249)	(2,538)
U.S. GMWB reinsurance contracts	5,773	7,193	191	443	191	443	—	—
U.S. GMWB hedging instruments	18,622	16,406	572	894	743	1,022	(171)	(128)
U.S. macro hedge program	7,442	6,819	286	357	356	357	(70)	—
International program product derivatives [2]	1,876	2,009	(42)	(30)	—	—	(42)	(30)
International program hedging instruments	48,448	28,719	(105)	542	657	672	(762)	(130)
Other
GMAB, GMWB, and GMIB reinsurance contracts	18,287	21,627	(1,827)	(3,207)	—	—	(1,827)	(3,207)
Coinsurance and modified coinsurance reinsurance contracts	44,985	50,756	890	2,630	1,566	2,901	(676)	(271)
Total non-qualifying strategies	201,035	188,356	(1,559)	(1,198)	4,303	6,713	(5,862)	(7,911)
Total cash flow hedges, fair value hedges, and non-qualifying strategies	$205,854	$196,608	$(1,448)	$(1,044)	$4,489	$7,070	$(5,937)	$(8,114)
Balance Sheet Location
Fixed maturities, available-for-sale	$416	$416	$(20)	$(45)	$—	$—	$(20)	$(45)
Other investments	37,809	51,231	581	1,971	1,049	2,745	(468)	(774)
Other liabilities	67,765	28,717	38	(254)	1,683	981	(1,645)	(1,235)
Consumer notes	26	35	(2)	(4)	—	—	(2)	(4)
Reinsurance recoverable	47,430	55,140	1,081	3,073	1,757	3,344	(676)	(271)
Other policyholder funds and benefits payable	52,408	61,069	(3,126)	(5,785)	—	—	(3,126)	(5,785)
Total derivatives	$205,854	$196,608	$(1,448)	$(1,044)	$4,489	$7,070	$(5,937)	$(8,114)

[1]	The derivative instruments related to this strategy are held for other investment purposes.

[2]	These derivatives are embedded within liabilities and are not held for risk management purposes.
Change in Notional Amount
The net increase in notional amount of derivatives since December 31, 2011, was primarily due to the following:

•
The $48.4 billion notional amount related to the international program hedging instruments as of December 31, 2012, consisted of $43.8 billion of long positions and $4.6 billion of offsetting short positions, resulting in a net notional amount of $39.2 billion. The $28.7 billion notional amount as of December 31, 2011, consisted of $28.0 billion of long positions and $0.7 billion of offsetting short positions, resulting in a net notional amount of $27.3 billion. The increase in net notional of $11.9 billion primarily resulted from the Company increasing its hedging of interest rate exposure.

Change in Fair Value
The decline in the total fair value of derivative instruments since December 31, 2011, was primarily related to the following:

•
The fair value related to the international program hedging instruments decreased as a result of the improvement in global equity markets and the depreciation of the Japanese yen in relation to the euro and the U.S. dollar

•
The fair value related to the Japanese fixed annuity hedging instruments and Japan 3Win foreign currency swaps decreased primarily due to the strengthening of the currency basis swap spread between U.S. dollar and Japanese yen, a decline in U.S. interest rates, and depreciation of the Japanese yen in relation to the U.S. dollar.

•
The increase in fair value related to the combined GMWB hedging program, which includes the GMWB product, reinsurance, and hedging derivatives, was primarily due to a liability model assumption update, outperformance of the underlying actively managed funds as compared to their respective indices and lower equity market volatility.

•
The increase in fair value related to credit derivatives that assume credit risk was primarily due to credit spread tightening and to the disposition of substantially all of the Company's interest in a consolidated VIE that contained a credit derivative. For more information on the disposition, see the Variable Interest Entity section of this footnote.

•
GMAB, GMWB and GMIB reinsurance contracts represent the guarantees that are internally reinsured from HLIKK.  The fair value of these liabilities has improved as a result of a sustained recovery in the equity markets, exchange rates, interest rates and volatility.  For a discussion related to the reinsurance agreement refer to Note 16 - Transactions with Affiliates of Notes to Consolidated Financial Statements for more information on this transaction.

•
The Coinsurance and modified coinsurance reinsurance contracts represents U.S. and International guarantees that are ceded to an affiliate.  The primary driver of the decline in the fair value of these derivatives is a result of changes in the unrealized gains/losses of the underlying portfolios associated with these contract.  For a discussion related to the reinsurance agreement refer to Note 16 - Transactions with Affiliates of Notes to Consolidated Financial Statements for more information on this transaction.

Offsetting of Derivative Assets/Liabilities
The following tables present the gross fair value amounts, the amounts offset, and the net position of derivative instruments eligible for offset in the Company's Condensed Consolidated Balance Sheets.  Amounts offset include fair value amounts, income accruals and cash collateral held related to derivative instruments that are traded under a common master netting agreement, as described above.  Also included in the tables is information on financial collateral received and pledged, which while contractually permitted to be offset upon an event of default, is disallowed for offsetting under U.S. GAAP.

As of December 31, 2012

	(i)	(ii)	(iii) = (i) - (ii)		(iv)	(v) = (iii) - (iv)
			Net Amounts Presented in the Statement of Financial Position		Gross Amounts Not Offset in the Statement of Financial Position
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Financial Position	Derivative Assets [1]	Accrued Interest and Cash Collateral Received [2]	Financial Collateral Received [4]	Net Amount
Description
Other investments	$2,732	$2,238	$581	$(87)	$490	$4

	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Financial Position	Derivative Liabilities [3]	Accrued Interest and Cash Collateral Pledged [2]	Financial Collateral Pledged [4]	Net Amount
Description
Other liabilities	$(2,113)	$(1,759)	$38	$(392)	$(300)	$(54)

As of December 31, 2011

	(i)	(ii)	(iii) = (i) - (ii)		(iv)	(v) = (iii) - (iv)
			Net Amounts Presented in the Statement of Financial Position		Gross Amounts Not Offset in the Statement of Financial Position
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Financial Position	Derivative Assets [1]	Accrued Interest and Cash Collateral Received [2]	Financial Collateral Received [4]	Net Amount
Description
Other investments	$3,726	$2,974	$1,971	$(1,219)	$514	$238

	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Financial Position	Derivative Liabilities [3]	Accrued Interest and Cash Collateral Pledged [2]	Financial Collateral Pledged [4]	Net Amount
Description
Other liabilities	$(2,009)	$(1,310)	$(254)	$(445)	$(425)	$(274)

[1]	Included in other invested assets in the Company's Condensed Consolidated Balance Sheets.

[2]	Included in other assets in the Company's Condensed Consolidated Balance Sheets.

[3]	Included in other liabilities in the Company's Condensed Consolidated Balance Sheets.

[4]	Excludes exchange-traded futures which are settled daily.

Cash Flow Hedges
For derivative instruments that are designated and qualify as cash flow hedges, the effective portion of the gain or loss on the derivative is reported as a component of OCI and reclassified into earnings in the same period or periods during which the hedged transaction affects earnings. Gains and losses on the derivative representing hedge ineffectiveness are recognized in current earnings. All components of each derivative’s gain or loss were included in the assessment of hedge effectiveness.
The following table presents the components of the gain or loss on derivatives that qualify as cash flow hedges:

Derivatives in Cash Flow Hedging Relationships
	Gain (Loss) Recognized in OCI on Derivative (Effective Portion)			Net Realized Capital Gains (Losses) Recognized in Income on Derivative (Ineffective Portion)
	2012	2011	2010	2012	2011	2010
Interest rate swaps	$26	$245	$232	$—	$(2)	$2
Foreign currency swaps	(18)	(5)	3	—	—	(1)
Total	$8	$240	$235	$—	$(2)	$1

Derivatives in Cash Flow Hedging Relationships
		Gain (Loss) Reclassified from AOCI into Income (Effective Portion)
		2012	2011	2010
Interest rate swaps	Net realized capital gains (losses)	$85	$6	$5
Interest rate swaps	Net investment income (loss)	97	77	56
Foreign currency swaps	Net realized capital gains (losses)	(4)	(1)	(7)
Total		$178	$82	$54

As of December 31, 2012, the before-tax deferred net gains on derivative instruments recorded in AOCI that are expected to be reclassified to earnings during the next twelve months are $140. This expectation is based on the anticipated interest payments on hedged investments in fixed maturity securities that will occur over the next twelve months, at which time the Company will recognize the deferred net gains (losses) as an adjustment to interest income over the term of the investment cash flows. Also included are deferred gains related to cash flow hedges associated with fixed-rate bonds sold as part of the Retirement Plans and Individual Life business dispositions completed January 1, 2013 and January 2, 2013, respectively. For further information on the business dispositions, see Note 2 - Business Dispositions of Notes to Consolidated Financial Statements.
During the year ended December 31, 2012, the before-tax deferred net gains on derivative instruments reclassified from AOCI to earnings totaled $91. This primarily resulted from the discontinuance of cash flow hedges due to forecasted transactions no longer probable of occurring associated with variable rate bonds sold as part of the Individual and Retirement Plans business dispositions. For further information on the business dispositions, see Note 2 - Business Dispositions of Notes to Consolidated Financial Statements. For the years ended December 31, 2011 and 2010, the Company had no and less than $1 of net reclassifications, respectively, from AOCI to earnings resulting from the discontinuance of cash-flow hedges due to forecasted transactions that were no longer probable of occurring.
Fair Value Hedges
For derivative instruments that are designated and qualify as a fair value hedge, the gain or loss on the derivative, as well as the offsetting loss or gain on the hedged item attributable to the hedged risk are recognized in current earnings. The Company includes the gain or loss on the derivative in the same line item as the offsetting loss or gain on the hedged item. All components of each derivative’s gain or loss were included in the assessment of hedge effectiveness.
The Company recognized in income gains (losses) representing the ineffective portion of fair value hedges as follows:

Derivatives in Fair Value Hedging Relationships
	Gain (Loss) Recognized in Income [1]
	2012		2011		2010
	Derivative	Hedged Item	Derivative	Hedged Item	Derivative	Hedged Item
Interest rate swaps
Net realized capital gains (losses)	$(3)	$(3)	$(58)	$54	$(44)	$38
Benefits, losses and loss adjustment expenses			—	—	(1)	3
Foreign currency swaps
Net realized capital gains (losses)	(7)	7	(1)	1	8	(8)
Benefits, losses and loss adjustment expenses	(6)	6	(22)	22	(12)	12
Total	$(16)	$10	$(81)	$77	$(49)	$45

[1]
The amounts presented do not include the periodic net coupon settlements of the derivative or the coupon income (expense) related to the hedged item. The net of the amounts presented represents the ineffective portion of the hedge.

Non-qualifying Strategies
For non-qualifying strategies, including embedded derivatives that are required to be bifurcated from their host contracts and accounted for as derivatives, the gain or loss on the derivative is recognized currently in earnings within net realized capital gains (losses). The following table presents the gain or loss recognized in income on non-qualifying strategies:

Non-qualifying Strategies Gain (Loss) Recognized within Net Realized Capital Gains (Losses)
	December 31,
	2012	2011	2010
Interest rate contracts
Interest rate swaps, caps, floors, and forwards	$26	$20	$14
Foreign exchange contracts
Foreign currency swaps and forwards	10	1	(3)
Japan 3Win foreign currency swaps [1]	(300)	31	215
Japanese fixed annuity hedging instruments [2]	(178)	109	385
Credit contracts
Credit derivatives that purchase credit protection	(19)	(8)	(17)
Credit derivatives that assume credit risk	204	(141)	157
Equity contracts
Equity index swaps and options	(31)	(67)	5
Variable annuity hedge program
U.S. GMWB product derivatives	1,430	(780)	486
U.S. GMWB reinsurance contracts	(280)	131	(102)
U.S. GMWB hedging instruments	(631)	252	(295)
U.S. macro hedge program	(340)	(216)	(445)
International program product derivative	—	—	—
International program hedging instruments	(1,145)	639	(1)
Other
GMAB, GMWB, and GMIB reinsurance contracts	1,233	(326)	(769)
Coinsurance and modified coinsurance reinsurance contracts	(1,901)	375	292
Total	$(1,922)	$20	$(78)

[1]	The associated liability is adjusted for changes in spot rates through realized capital gains and was $189, $(100) and $(273) for the years ended December 31, 2012, 2011 and 2010, respectively.

[2]
The associated liability is adjusted for changes in spot rates through realized capital gains and losses and was $245, $(129) and $(332) for the years ended December 31, 2012, 2011, and 2010, respectively.

For the year ended December 31, 2012, the net realized capital gain (loss) related to derivatives used in non-qualifying strategies was primarily comprised of the following:

•
The net loss associated with the international program hedging instruments was primarily driven by an improvement in global equity markets and depreciation of the Japanese yen in relation to the euro and the U.S. dollar.

•
The net gain related to the combined GMWB hedging program, which includes the GMWB product, reinsurance, and hedging derivatives, was primarily driven by liability model assumption updates, outperformance of underlying actively managed funds compared to their respective indices, and lower equity volatility.

•	The net loss on the U.S. macro hedge program was primarily due to the passage of time, an improvement in domestic equity markets, and a decrease in equity volatility.

•
The net gain associated with GMAB, GMWB, and GMIB reinsurance contracts, which are reinsured to an affiliated captive reinsurer, was primarily due to the depreciation of the Japanese yen and an improvement in equity markets.

•
The net loss on the coinsurance and modified coinsurance reinsurance agreement, which is accounted for as a derivative instrument primarily offsets the net loss on GMAB, GMWB, and GMIB reinsurance contracts. For a discussion related to the reinsurance agreement refer to Note 16 - Transactions with Affiliates of Notes to Consolidated Financial Statements for more information on this transaction.

•
The net loss related to the Japan 3Win foreign currency swaps and Japanese fixed annuity hedging instruments was primarily due to the depreciation of the Japanese yen in relation to the U.S. dollar, the strengthening of the currency basis swap spread between the U.S. dollar and the Japanese yen, and a decline in U.S. interest rates.

•	The gain on credit derivatives that assume credit risk as a part of replication transactions resulted from credit spread tightening.
For the year ended December 31, 2011, the net realized capital gain (loss) related to derivatives used in non-qualifying strategies was primarily comprised of the following:

•
The net gain associated with the international program hedging instruments was primarily driven by strengthening of the Japanese yen, a decline in global equity markets, and a decrease in interest rates.

•
The loss related to the combined GMWB hedging program, which includes the GMWB product, reinsurance, and hedging derivatives, was primarily a result of a decrease in long-term interest rates and higher interest rate volatility.

•
The net loss associated with GMAB, GMWB, and GMIB reinsurance contracts, which are reinsured to an affiliated captive reinsurer, was primarily due to the strengthening of the Japanese yen and a decrease in equity markets.

•
The net gain on the coinsurance and modified coinsurance reinsurance agreement, which is accounted for as a derivative instrument primarily offsets the net loss on GMAB, GMWB, and GMIB reinsurance contracts. For a discussion related to the reinsurance agreement refer to Note 16 - Transactions with Affiliates of Notes to Consolidated Financial Statements for more information on this transaction.

•	The net loss on the U.S. macro hedge program was primarily driven by time decay and a decrease in equity market volatility since the purchase date of certain options during the fourth quarter.
For the year ended December 31, 2010, the net realized capital gain (loss) related to derivatives used in non-qualifying strategies was primarily due to the following:

•
The net loss on derivatives associated with GMAB, GMWB, and GMIB reinsurance contracts, which are reinsured to an affiliated captive reinsurer, was primarily due to a decrease in Japan interest rates, an increase in Japan currency volatility and a decrease in Japan equity markets.

•	The net loss associated with the U.S. macro hedge program was primarily due to a higher equity market valuation, time decay, and lower implied market volatility.

•	The net gain on the Japanese fixed annuity hedging instruments was primarily due to the strengthening of the Japanese yen in comparison to the U.S. dollar.

•
The net gain related to the Japan 3 Win foreign currency swaps was primarily due to the strengthening of the Japanese yen in comparison to the U.S. dollar, partially offset by the decrease in U.S. long-term interest rates.

•
The net gain on the coinsurance and modified coinsurance reinsurance agreement, which is accounted for as a derivative instrument, primarily offsets the net loss on GMAB, GMWB, and GMIB reinsurance contracts. For a discussion related to the reinsurance agreement refer to Note 16 - Transactions with Affiliates of Notes to Consolidated Financial Statements for more information on this transaction.

•	The net gain associated with credit derivatives that assume credit risk as a part of replication transactions resulted from credit spread tightening.

•
The gain related to the combined GMWB hedging program, which includes the GMWB product, reinsurance, and hedging derivatives, was primarily a result of liability model assumption updates during third quarter, lower implied market volatility, and outperformance of the underlying actively managed funds as compared to their respective indices, partially offset by a general decrease in long-term interest rates and rising equity markets.

Refer to Note 10 - Commitments and Contingencies of Notes to Consolidated Financial Statements for additional disclosures regarding contingent credit related features in derivative agreements.
Credit Risk Assumed through Credit Derivatives
The Company enters into credit default swaps that assume credit risk of a single entity, referenced index, or asset pool in order to synthetically replicate investment transactions. The Company will receive periodic payments based on an agreed upon rate and notional amount and will only make a payment if there is a credit event. A credit event payment will typically be equal to the notional value of the swap contract less the value of the referenced security issuer’s debt obligation after the occurrence of the credit event. A credit event is generally defined as a default on contractually obligated interest or principal payments or bankruptcy of the referenced entity. The credit default swaps in which the Company assumes credit risk primarily reference investment grade single corporate issuers and baskets, which include standard and customized diversified portfolios of corporate issuers. The diversified portfolios of corporate issuers are established within sector concentration limits and may be divided into tranches that possess different credit ratings.
The following tables present the notional amount, fair value, weighted average years to maturity, underlying referenced credit obligation type and average credit ratings, and offsetting notional amounts and fair value for credit derivatives in which the Company is assuming credit risk as of December 31, 2012 and 2011.
As of December 31, 2012

				Underlying Referenced Credit Obligation(s) [1]
Credit Derivative type by derivative risk exposure	Notional Amount [2]	Fair Value	Weighted Average Years to Maturity	Type	Average Credit Rating	Offsetting Notional Amount [3]	Offsetting Fair Value [3]
Single name credit default swaps
Investment grade risk exposure	$1,787	$8	3 years	Corporate Credit/ Foreign Gov.	A	$878	$(19)
Below investment grade risk exposure	114	(1)	1 year	Corporate Credit	B+	114	(3)
Basket credit default swaps [4]
Investment grade risk exposure	2,074	11	2 years	Corporate Credit	BBB+	1,326	(6)
Investment grade risk exposure	237	(12)	4 years	CMBS Credit	A	238	12
Below investment grade risk exposure	115	(27)	4 years	CMBS Credit	B+	115	27
Embedded credit derivatives
Investment grade risk exposure	325	296	4 years	Corporate Credit	BBB-	—	—
Total	$4,652	$275				$2,671	$11
As of December 31, 2011

				Underlying Referenced Credit Obligation(s) [1]
Credit Derivative type by derivative risk exposure	Notional Amount [2]	Fair Value	Weighted Average Years to Maturity	Type	Average Credit Rating	Offsetting Notional Amount [3]	Offsetting Fair Value [3]
Single name credit default swaps
Investment grade risk exposure	$1,067	$(18)	3 years	Corporate Credit/ Foreign Gov.	A+	$915	$(19)
Below investment grade risk exposure	125	(7)	2 years	Corporate Credit	B+	114	(3)
Basket credit default swaps [4]
Investment grade risk exposure	2,375	(71)	3 years	Corporate Credit	BBB+	1,128	17
Investment grade risk exposure	353	(63)	5 years	CMBS Credit	BBB+	353	62
Below investment grade risk exposure	477	(441)	3 years	Corporate Credit	BBB+	—	—
Embedded credit derivatives
Investment grade risk exposure	25	24	3 years	Corporate Credit	BBB-	—	—
Below investment grade risk exposure	300	245	5 years	Corporate Credit	BB+	—	—
Total	$4,722	$(331)				$2,510	$57

[1]
 The average credit ratings are based on availability and the midpoint of the applicable ratings among Moody’s, S&P, and Fitch. If no rating is available from a rating agency, then an internally developed rating is used.

[2]	Notional amount is equal to the maximum potential future loss amount. There is no specific collateral related to these contracts or recourse provisions included in the contracts to offset losses.

[3]
The Company has entered into offsetting credit default swaps to terminate certain existing credit default swaps, thereby offsetting the future changes in value of, or losses paid related to, the original swap.

[4]
Includes $2.4 billion and $2.7 billion as of December 31, 2012 and 2011, respectively, of standard market indices of diversified portfolios of corporate issuers referenced through credit default swaps. These swaps are subsequently valued based upon the observable standard market index. As of December 31, 2012 the Company did not hold customized diversified portfolios of corporate issuers referenced through credit default swaps. As of December 31, 2011 the Company held $478 of customized diversified portfolios of corporate issuers referenced through credit default swaps.

Collateral Arrangements
The Company enters into various collateral arrangements in connection with its derivative instruments, which require both the pledging and accepting of collateral. As of December 31, 2012 and 2011, collateral pledged having a fair value of $370 and $762, respectively, was included in fixed maturities, AFS, in the Consolidated Balance Sheets.
The following table presents the classification and carrying amount of derivative instruments collateral pledged.

	December 31, 2012	December 31, 2011
Fixed maturities, AFS	$370	$762
Short-term investments	179	148
Total collateral pledged	$549	$910

As of December 31, 2012 and 2011, the Company had accepted collateral with a fair value of $2.7 billion and $2.4 billion, respectively, of which $2.2 billion and $1.9 billion, respectively, was cash collateral which was invested and recorded in the Consolidated Balance Sheets in fixed maturities and short-term investments with corresponding amount recorded in other assets and other liabilities. Included in the $2.2 billion of cash collateral, as of December 31, 2012, was $1.6 billion which relates to repurchase agreements and dollar roll transactions. The Company is only permitted by contract to sell or repledge the noncash collateral in the event of a default by the counterparty. As of December 31, 2012 and 2011, noncash collateral accepted was held in separate custodial accounts and was not included in the Company’s Consolidated Balance Sheets.
Securities on Deposit with States
The Company is required by law to deposit securities with government agencies in states where it conducts business. As of December 31, 2012 and 2011, the fair value of securities on deposit was approximately $14 and $14, respectively.